Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item
Cash and Cash Equivalents and Concentration of Credit Risk
Amounts in transit from title companies for transactions closed at or near year-end	$ 2.3	$ 0.2
Number of financial institutions with which all of cash balances were held on deposit	1	1
Restricted Cash
Amount outstanding in escrow bonds used to release restrictions on customer deposits	11.4	2.1
Restricted cash related to customer deposits	6.4	10.8
Cash collateral posted in support of outstanding letters of credit	4.5	8.5
Cash held in escrow related to a noncore asset sale		1.5
Notes and Accounts Receivable
Allowance for uncollectibility on notes and accounts receivable	0.6	0.5
Property and Equipment, net
Impairments recorded pertaining to property and equipment	0	0
Debt Issuance Costs
Debt issuance costs (gross)	2.5	1.6
Debt issuance costs, accumulated amortization	0.3	0.4
Goodwill
Goodwill impairment recorded	0	0
Warranty Reserves
Warranty term for certain structural defects	10 years
Revenue and Profit Recognition
Amortization period of amenities revenues	20 years
Advertising Costs
Advertising expense	3.2	2.1
Employee Benefit Plan
Matching percentage of the first 6% of each participant's elected deferrals	25.00%
Percentage of each participant's elected deferrals for which the Company matches an amount	6.00%
Matching amount under 401(k) benefit plan	$ 0.2	$ 0.2
Minimum
Warranty Reserves
Limited warranty term for single- and multi-family homebuyers	1 year
Maximum
Warranty Reserves
Limited warranty term for single- and multi-family homebuyers	3 years